INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, equity price risk	1.00%
Interest rate risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 11.0	R 10.0
100bp (decrease)	R (11.0)	(10.0)
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, equity price risk	10.00%
Equity price risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase	R 25.3	23.0
10% (decrease)	R (25.3)	R (23.0)